Revenues Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 405,642	$ 513,923	$ 799,664	$ 1,057,428
Time charters
Disaggregation of Revenue [Line Items]
Revenues	124,706	203,277	250,788	392,778
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	156,814	38,208	300,830	94,445
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	5,734	14,745	11,111	40,632
FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	66,429	158,420	132,399	315,617
Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		34,857		84,213
Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		43,602		91,262
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	51,959	20,814	104,536	38,481
Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	4,124	6,333	8,264	15,287
Voyage charters - towage
Disaggregation of Revenue [Line Items]
Revenues	0	4,229	0	15,127
Non-lease
Disaggregation of Revenue [Line Items]
Revenues	56,083	31,376	112,800	68,895
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	122,315	100,904	237,621	202,084
Operating Segments | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	112,172	89,431	217,221	178,378
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	96,857	79,404	190,316	157,918
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	6,767	0	10,390	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	5,734	7,405	11,111	15,835
Operating Segments | Teekay LNG | Liquefied Gas Carriers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	2,814	2,622	5,404	4,625
Operating Segments | Teekay LNG | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	10,143	11,473	20,400	23,706
Operating Segments | Teekay LNG | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	4,316	10,965	9,714	21,697
Operating Segments | Teekay LNG | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	5,719	230	10,470	1,453
Operating Segments | Teekay LNG | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay LNG | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	108	278	216	556
Operating Segments | Teekay Tankers | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	171,659	108,789	340,124	239,274
Operating Segments | Teekay Tankers | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	17,384	30,091	39,494	60,421
Operating Segments | Teekay Tankers | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	144,328	30,140	279,970	69,484
Operating Segments | Teekay Tankers | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		33,100		80,289
Operating Segments | Teekay Tankers | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Tankers | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	9,947	15,458	20,660	29,080
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	112,612	65,495	230,526	123,861
Operating Segments | Teekay Parent | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	0	1,757	0	3,924
Operating Segments | Teekay Parent | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		1,757		3,924
Operating Segments | Teekay Parent | Conventional Tankers | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	66,429	48,173	132,399	92,515
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	66,429	48,173	132,399	92,515
Operating Segments | Teekay Parent | Offshore Production | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Offshore Production | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent, Other
Disaggregation of Revenue [Line Items]
Revenues	46,183	15,565	98,127	27,422
Operating Segments | Teekay Parent | Teekay Parent, Other | Time charters
Disaggregation of Revenue [Line Items]
Revenues	7,588	9,823	20,682	16,254
Operating Segments | Teekay Parent | Teekay Parent, Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent, Other | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent, Other | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Operating Segments | Teekay Parent | Teekay Parent, Other | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Teekay Parent, Other | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Parent | Teekay Parent, Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	38,595	5,742	77,445	11,168
Operating Segments | Teekay Offshore | Teekay Offshore
Disaggregation of Revenue [Line Items]
Revenues	0	264,792	0	540,930
Operating Segments | Teekay Offshore | Teekay Offshore | Time charters
Disaggregation of Revenue [Line Items]
Revenues		81,558		154,043
Operating Segments | Teekay Offshore | Teekay Offshore | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues		7,838		23,508
Operating Segments | Teekay Offshore | Teekay Offshore | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		21,547		49,015
Operating Segments | Teekay Offshore | Teekay Offshore | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues		110,247		223,102
Operating Segments | Teekay Offshore | Teekay Offshore | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Operating Segments | Teekay Offshore | Teekay Offshore | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		43,602		91,262
Operating Segments | Teekay Offshore | Teekay Offshore | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		0		0
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	(944)	(26,057)	(8,607)	(48,721)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	(1,439)	(8,564)	(9,418)	(17,555)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues	0	(14,207)	0	(24,218)
Intersegment Eliminations | FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues	0	0	0	0
Intersegment Eliminations | Net pool revenues
Disaggregation of Revenue [Line Items]
Revenues		0		0
Intersegment Eliminations | Contracts of affreightment
Disaggregation of Revenue [Line Items]
Revenues		0		0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	495	(3,286)	811	(6,948)
Intersegment Eliminations | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	1,439	8,564	9,418	17,555
Intersegment Eliminations | Teekay Offshore | Teekay Offshore
Disaggregation of Revenue [Line Items]
Revenues	0	$ 14,207	0	$ 24,218
Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Increase in revenue from contract with customer	19,600		41,100
Accounting Standards Update 2014-09 | Non-lease
Disaggregation of Revenue [Line Items]
Increase in revenue from contract with customer	1,800		3,800
Accounting Standards Update 2014-09 | Teekay Tankers
Disaggregation of Revenue [Line Items]
Increase in direct operating costs	19,600		41,100
Increase in revenue from contract with customer	19,600		41,100
Revenue Sharing Arrangements | Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Decrease (increase) in cost of services	67,500		128,800
Increase in revenue from contract with customer	$ 67,500		$ 128,800